Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	000-23288
Entity Registrant Name	SILICOM LTD.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	14 Atir Yeda Street
Entity Address, City or Town	Kfar Sava
Entity Address Country	IL
Entity Address, Postal Zip Code	4464323
Title of 12(b) Security	Ordinary Shares, NIS 0.01 nominal value per share
Trading Symbol	SILC
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	6,709,528
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0000916793
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Firm ID	1309
Auditor Location	Tel-Aviv, Israel
Auditor Name	Kesselman & Kesselman
Kpmg International [Member]
Auditor Firm ID	1057
Auditor Location	Tel Aviv, Israel
Auditor Name	Somekh Chaikin
Business Contact [Member]
Contact Personnel Name	Eran Gilad
Entity Address, Address Line One	14 Atir Yeda Street
Entity Address, City or Town	Kfar Sava
Entity Address Country	IL
Entity Address, Postal Zip Code	4464323
City Area Code	972
Local Phone Number	9-764-4555